Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2021	Mar. 20, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 67,372	$ 51,408
Interest from convertible debentures (after tax)	5,893	4,410
Diluted net income available to common shareholders	$ 73,265	$ 55,818
Weighted average number of common shares (in shares)	27,406,140	28,325,489
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,485,275	1,707,718
Dilutive effect of stock options (in shares)	0	47,767
Weighted average number of diluted common shares (in shares)	34,006,850	33,946,957
Basic net income per share (in CAD per share)	$ 2.46	$ 1.81
Diluted net income per share (in CAD per share)	$ 2.15	$ 1.64
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,095,236	2,095,236
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	3,020,199	1,770,747
Convertible Subordinated Debt | 5.00% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%			5.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%	5.50%	5.50%	5.50%